CERT AMX

cik 728387

07050817

RECD S.E.C.
APR 19 2007
1086

AMERICAN STOCK EXCHANGE
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

1-33407

April 19, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

PROCESSED
APR 24 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on April 12, 2007 the American Stock Exchange LLC (the "Exchange") received from IsoRay, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $0.001 per share par value

We further certify that the above-described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END